UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hillhouse Capital Management, Ltd.

Address:   Walkers Corporate Services Limited
           Walker House, 87 Mary Street
           George Town
           Grand Cayman
           Cayman Islands, KY1-9005


Form 13F File Number: 28-14183


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cuifang (Tracy) Ma
Title:  Managing Director
Phone:  65-6603-0860

Signature,  Place,  and  Date  of  Signing:

/s/ Cuifang (Tracy) Ma             Singapore                          8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      203,996
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BITAUTO HLDGS LTD            SPONSORED ADS    091727107    2,100   513,550 SH       SOLE       0          513,550      0    0
BONA FILM GROUP LTD          SPONSORED ADS    09777B107    2,850   500,000 SH       SOLE       0          500,000      0    0
CHINA DISTANCE ED HLDGS LTD  SPONS ADR        16944W104      921   266,100 SH       SOLE       0          266,100      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109    2,581   219,878 SH       SOLE       0          219,878      0    0
CHINA MING YANG WIND PWR GRO SPONSORED ADR    16951C108    3,626 3,153,414 SH       SOLE       0        3,153,414      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   39,946 2,383,399 SH       SOLE       0        2,383,399      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109   71,750 3,055,773 SH       SOLE       0        3,055,773      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107   25,487 1,124,769 SH       SOLE       0        1,124,769      0    0
JIAYUAN COM INTL LTD         SPONSORED ADR    477374102    2,177   453,505 SH       SOLE       0          453,505      0    0
SINA CORP                    ORD              G81477104       52     1,004 SH       SOLE       0            1,004      0    0
SOHU COM INC                 COM              83408W103      597    13,381 SH       SOLE       0           13,381      0    0
SYSWIN INC                   SPONSORED ADR    872058102    2,880 1,800,000 SH       SOLE       0        1,800,000      0    0
TAL ED GROUP                 ADS REPSTG COM   874080104    5,019   510,057 SH       SOLE       0          510,057      0    0
TUDOU HLDGS LTD              SPONSORED ADS    89903T107   28,220   841,892 SH       SOLE       0          841,892      0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100   15,790 1,648,266 SH       SOLE       0        1,648,266      0    0


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